COMMITMENTS AND CONTINGENT LIABILITIES - Capital Leases (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Current capital lease obligations	$ 0.3	$ 1.7
Long-term capital lease obligations	$ 9.0	$ 10.3